Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 33,550,063	¥ 30,967,878
Interest-bearing demand deposits	75,184,412	71,508,201
Deposits at notice	14,446,630	12,036,543
Time deposits	27,523,697	25,137,738
Negotiable certificates of deposit	13,025,556	13,069,797
Others	9,197,452	9,873,335
Deposits	172,927,810	162,593,492
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	30,778,301	28,633,073
Interest-bearing demand deposits	70,401,409	67,287,154
Deposits at notice	828,110	691,249
Time deposits	17,245,011	17,624,597
Negotiable certificates of deposit	4,470,206	5,059,074
Others	9,058,983	9,625,768
Deposits	132,782,020	128,920,915
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	2,771,762	2,334,805
Interest-bearing demand deposits	4,783,003	4,221,047
Deposits at notice	13,618,520	11,345,294
Time deposits	10,278,686	7,513,141
Negotiable certificates of deposit	8,555,350	8,010,723
Others	138,469	247,567
Deposits	¥ 40,145,790	¥ 33,672,577